Segment information	12 Months Ended
Dec. 31, 2022
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating Segments

DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. Management organizes and manages the entity as one segment based upon the magnitude of services provided. The Company’s CODM reviews the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8.

Entity-wide disclosures

Information about major customers:

As of December 31, 2022, the Company had 23 vessels in operation of which five were on time charters and 18 were vessels operating in the spot market.

For the period from January 1, 2022, to December 31, 2022, five customers represented $80,198 thousand, $68,829 thousand, $27,443 thousand, $26,873 thousand, and $19,788 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $223,131 thousand, equal to 50 percent of the shipping revenues of $450,381 thousand for the period from January 1, 2022, to December 31, 2022.

For the period from January 1, 2021, to December 31, 2021, five customers represented $41,418 thousand, $35,154 thousand, $28,322 thousand, $26,392 thousand, and $26,315 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $157,601 thousand, equal to 53 percent of the shipping revenues of $295,853 thousand for the period from January 1, 2021, to December 31, 2021.

For the period from January 1, 2020, to December 31, 2020, five customers represented $78,513 thousand, $57,777 thousand, $55,371 thousand, $53,711 thousand, and $37,670 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $283,042 thousand, equal to 41 percent of the shipping revenues of $691,039 thousand for the period from January 1, 2020, to December 31, 2020.